787 Seventh Avenue

New York, NY 10019-6099

Tel: 212 728 8000

Fax: 212 728 8111

June 11, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: BlackRock High Yield Bond Portfolio, a series of BlackRock Fund V (File No. 333-224371 and File No. 811-23339)

Ladies and Gentlemen:

On behalf of BlackRock Funds V and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 22, 2020, to the Prospectus, dated January 28, 2020, as amended February 6, 2020, for BlackRock High Yield Bond Portfolio (the "Fund"). The purpose of the filing is to submit the 497(e) filing dated May 22, 2020 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728- 8955.

Very truly yours,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:Janey Ahn, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP